Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Schedule of exchange rates of Russian ruble to other currencies

	Average exchange rates for		Exchange rates at
	the year ended December 31,		December 31,
	2018	2019	2018	2019
US Dollar	62.7078	64.7362	69.4706	61.9057
Euro	73.9384	72.5021	79.4605	69.3406
Kazakhstan Tenge (100)	18.1717	16.8972	18.0570	16.2174
Belarussian Ruble	30.7630	30.9653	32.0732	29.4257
Moldovan Leu (10)	37.3239	36.8844	40.9084	35.9917
New Romanian Leu	15.8887	15.2820	17.0501	14.4948

Summary of useful lives of property and equipment

Processing servers and engineering equipment	3 - 10 years
Computers and office equipment	3 - 5 years
Other equipment	2 - 20 years

Summary of useful lives of intangible assets

Customer relationships and contract rights	4 - 15 years
Computer Software	3 - 10 years
Bank license	indefinite
Trademarks and other intangible assets	3 - 11 years

Schedule of changes in presentation

	As originally
	presented	Reclassification	As reclassified
For the year ended December 31, 2018
Personnel expenses	—	(7,748)	(7,748)
Cost of revenue	(15,129)	4,176	(10,953)
Selling, general and administrative expenses	(9,671)	3,572	(6,099)

For the year ended December 31, 2017
Personnel expenses	—	(4,286)	(4,286)
Cost of revenue	(9,763)	2,059	(7,704)
Selling, general and administrative expenses	(6,023)	2,227	(3,796)